Label	Element	Value
Document And Entity Information Elements	aic_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 28, 2017
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017